Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2018
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the property and equipment

Category	Estimated Useful Lives
Furniture	3-5	years
Electronic equipment	3	years
Vehicles	4-5	years
Buildings	20	years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Schedule of estimated useful lives of the intangible assets

Category	Estimated Useful Lives
Customer relationship	5-9	years
Trademarks	10	years
Student base	5	years
License use right	30	years
Franchise agreements	6	years